Long-lived Assets by Geographical Segments (Detail) (Rest of World and Other [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total long-lived assets	$ 11,240	$ 10,050
UNITED STATES
Segment Reporting Information [Line Items]
Total long-lived assets	4,474	4,175
ITALY
Segment Reporting Information [Line Items]
Total long-lived assets	1,974	1,572
FRANCE
Segment Reporting Information [Line Items]
Total long-lived assets	899	842
SPAIN
Segment Reporting Information [Line Items]
Total long-lived assets	564	503
GERMANY
Segment Reporting Information [Line Items]
Total long-lived assets	850	778
BRAZIL
Segment Reporting Information [Line Items]
Total long-lived assets	523	540
CANADA
Segment Reporting Information [Line Items]
Total long-lived assets	465	459
CHINA
Segment Reporting Information [Line Items]
Total long-lived assets	246	175
Others Countries [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	$ 1,245	$ 1,006